STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,283,000	2,875,000	2,875,000
Common shares, shares outstanding (in shares)	3,283,000	2,875,000	2,875,000
Common stock subject to possible redemption (in shares)	11,500,000	0